N-4	Feb. 29, 2024
Prospectus:
Document Type	497
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Feb. 29, 2024
Amendment Flag	false